UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 155,820	$ 134,551
Investments in equity securities	2,859	3,736
Investment in sales-type leases, current portion	4,450	35,135
Trade accounts receivable	21,000	36,821
Total current assets	283,733	316,018
Vessels, rigs and equipment, net	3,417,008	3,552,298
Capital improvements in progress and newbuildings	174,584	162,254
Investments in associated companies	16,074	16,382
Loans and long term receivables from related parties including associates	45,000	45,000
Other long-term assets	15,517	15,817
Total assets	3,951,916	4,107,769
Current liabilities
Short-term debt and current portion of long-term debt	825,178	689,045
Total current liabilities	942,486	827,857
Long-term liabilities
Long-term debt	1,993,310	2,150,417
Other long-term liabilities	6,806	1,073
Total liabilities	2,942,602	2,979,347
Stockholders’ equity
Stockholders’ equity	1,009,314	1,128,422
Total liabilities and stockholders’ equity	3,951,916	4,107,769
Related Party
Current assets
Other receivables	7,567	5,201
Loans and long term receivables from related parties including associates	45,000	45,000
Current liabilities
Other current liabilities	1,809	1,296
Nonrelated Party
Current assets
Other receivables	92,037	100,574
Current liabilities
Other current liabilities	$ 115,499	$ 137,516